Income Taxes (Roll-forward of Interest and Penalties Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Balance at beginning of fiscal year	¥ 4,727	¥ 4,876	¥ 5,946
Total interest and penalties in the consolidated statements of income	(591)	201	(1,468)
Total cash settlements, foreign exchange translation and others	(82)	(350)	398
Balance at end of fiscal year	¥ 4,054	¥ 4,727	¥ 4,876